Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks		$ 33,026	$ 34,596
Interest-earning deposits with banks		204,193	124,561
Federal funds sold and securities purchased under resale agreements		80,456	68,036
Trading, at fair value		97,302	86,155
Available-for-sale, at fair value		130,448	113,594
Held-to-maturity, at amortized cost		262,708	297,059
Loans held for sale		4,936	7,104
Total loans		936,682	955,871
Allowance for loan losses		(14,606)	(12,985)
Net loans		922,076	942,886
Mortgage servicing rights		8,508	10,480
Premises and equipment, net		9,266	8,350
Goodwill		25,175	25,173
Derivative assets		18,223	22,774
Equity securities		57,336	64,414
Other assets		78,815	75,838	[1]
Total assets	[2]	1,932,468	1,881,020
Liabilities
Noninterest-bearing deposits		360,279	458,010
Interest-bearing deposits		997,894	925,975
Total deposits		1,358,173	1,383,985
Short-term borrowings		89,559	51,145
Derivative liabilities		18,495	20,067	[1]
Accrued expenses and other liabilities		71,210	68,740
Long-term debt		207,588	174,870
Total liabilities	[3]	1,745,025	1,698,807
Wells Fargo stockholders’ equity:
Preferred stock		19,448	19,448
Common stock		9,136	9,136
Additional paid-in capital		60,555	60,319
Retained earnings		201,136	187,968	[1]
Accumulated other comprehensive income (loss)		(11,580)	(13,362)	[1]
Treasury stock, at cost		(92,960)	(82,853)
Unearned ESOP shares		0	(429)
Total Wells Fargo stockholders’ equity		185,735	180,227
Noncontrolling interests		1,708	1,986
Total equity		187,443	182,213
Total liabilities and equity		$ 1,932,468	$ 1,881,020

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	Our consolidated assets at December 31, 2023 and 2022, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $0 million and $71 million; Loans, $4.9 billion and $4.8 billion; All other assets, $435 million and $191 million; and Total assets, $5.3 billion and $5.1 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2023 and 2022, include $115 million and $201 million, respectively, of VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo